GUIDESTONE FUNDS

Supplement dated November 18, 2015

to

Prospectus dated May 1, 2015, as amended June 1, 2015

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.       PRINCIPAL STRATEGY CHANGES TO THE DATE TARGET FUNDS

Under the section disclosing “Principal Investment Strategies”, the third bullet point for the MyDestination 2005 Fund, on page 5, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2015.

	December 2015	12 Years After
	Retirement 2005(4)
Fixed Income Select Funds(1)(2)	52.80%	55.00%
Money Market	0.00%	0.00%
Low-Duration Bond	39.59%	41.24%
Medium-Duration Bond	10.56%	11.00%
Extended-Duration Bond	0.00%	0.00%
Global Bond	2.65%	2.76%

U.S. Equity Select Funds(2)(3)	21.54%	19.80%
Defensive Market Strategies	10.06%	9.00%
Equity Index	3.44%	3.24%
Value Equity	3.44%	3.24%
Growth Equity	3.44%	3.24%
Small Cap Equity	1.16%	1.08%

Non-U.S. Equity Select Funds(2)	7.66%	7.20%
International Equity Index	2.02%	1.90%
International Equity	4.03%	3.79%
Emerging Markets Equity	1.61%	1.51%

Real Assets Select Funds(1)(2)	18.00%	18.00%
Inflation Protected Bond	10.00%	10.00%
Flexible Income	5.00%	5.00%
Real Estate Securities	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%

(1)     These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)     The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(4)     The retirement year of 2005 assumes that an investor retired at age 65.

i

Under the section disclosing “Principal Investment Strategies”, the third bullet point for the MyDestination 2015 Fund, on page 10, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2015.

	December 2015	5 Years After	10 Years After	12 Years After
	Retirement 2015(4)
Fixed Income Select Funds(1)(2)	32.46%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	13.58%	19.75%	37.86%	41.24%
Medium-Duration Bond	12.98%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.33%	0.00%	0.00%	0.00%
Global Bond	4.57%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	36.83%	31.59%	23.21%	19.80%
Defensive Market Strategies	17.76%	15.25%	10.75%	9.00%
Equity Index	5.62%	4.84%	3.71%	3.24%
Value Equity	5.62%	4.84%	3.71%	3.24%
Growth Equity	5.62%	4.84%	3.71%	3.24%
Small Cap Equity	2.21%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	12.71%	10.91%	8.30%	7.20%
International Equity Index	3.35%	2.87%	2.19%	1.90%
International Equity	6.69%	5.75%	4.37%	3.79%
Emerging Markets Equity	2.67%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	10.00%	10.00%	10.00%	10.00%
Flexible Income	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	The retirement year of 2015 assumes that an investor retired at age 65.

Under the section disclosing “Principal Investment Strategies”, the third bullet point for the MyDestination 2025 Fund, on page 15, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2015.

	December 2015	Retirement 2025(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	24.92%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	6.92%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	9.97%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	2.49%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.54%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	44.97%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	17.72%	18.00%	15.25%	10.75%	9.00%
Equity Index	7.99%	5.66%	4.84%	3.71%	3.24%
Value Equity	7.99%	5.66%	4.84%	3.71%	3.24%
Growth Equity	7.99%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	3.28%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	18.17%	12.80%	10.91%	8.30%	7.20%
International Equity Index	4.78%	3.37%	2.87%	2.19%	1.90%
International Equity	9.57%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	3.82%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	11.94%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	4.46%	10.00%	10.00%	10.00%	10.00%
Flexible Income	1.96%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	2.52%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2025 assumes that an investor retired at age 65.

Under the section disclosing “Principal Investment Strategies”, the third bullet point for the MyDestination 2035 Fund, on page 19, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2015.

	December 2015	10 Years Before	Retirement 2035(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	16.39%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.98%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	5.91%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	46.95%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	1.96%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	12.85%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	12.85%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	12.85%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	6.44%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	29.99%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	7.90%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	15.79%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	6.30%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2035 assumes that an investor retired at age 65.

Under the section disclosing “Principal Investment Strategies”, the third bullet point for the MyDestination 2045 Fund, on page 23, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2015.

	December 2015	20 Years Before	10 Years Before	Retirement 2045(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	6.96%	15.25%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.75%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	0.71%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	51.82%	47.44%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	14.58%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	14.58%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	14.58%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	8.08%	6.58%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	34.55%	30.64%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	9.10%	8.07%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	18.20%	16.14%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	7.25%	6.43%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.
(4)	The retirement year of 2045 assumes that an investor retired at age 65.

v

Under the section disclosing “Principal Investment Strategies”, the third bullet point for the MyDestination 2055 Fund, on page 27, is deleted in its entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2015.

	December 2015	30 Years Before	20 Years Before	10 Years Before	Retirement 2055(4)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	5.00%	6.50%	15.25%	24.00%	32.00%	39.50%	50.49%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.86%	41.24%
Medium-Duration Bond	0.00%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.00%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	53.00%	52.11%	47.44%	45.85%	37.20%	31.59%	23.21%	19.80%
Defensive Market Strategies	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	14.86%	14.66%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Value Equity	14.86%	14.66%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Growth Equity	14.86%	14.66%	13.12%	8.29%	5.66%	4.84%	3.71%	3.24%
Small Cap Equity	8.42%	8.13%	6.58%	3.48%	2.22%	1.82%	1.33%	1.08%

Non-U.S. Equity Select Funds(2)	35.33%	34.72%	30.64%	18.90%	12.80%	10.91%	8.30%	7.20%
International Equity Index	9.30%	9.15%	8.07%	4.98%	3.37%	2.87%	2.19%	1.90%
International Equity	18.61%	18.28%	16.14%	9.95%	6.74%	5.75%	4.37%	3.79%
Emerging Markets Equity	7.42%	7.29%	6.43%	3.97%	2.69%	2.29%	1.74%	1.51%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	18.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	2.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2055 assumes that an investor retired at age 65.

Under the heading “Additional Information Regarding the Funds,” the glide path included in the paragraph entitled “Date Target Funds glide path,” on page 132, is deleted in its entirety and replaced with the following:

Under the section disclosing “Additional Information Regarding the Funds”, the paragraph entitled “Date Target Funds”, on page 131, is deleted in its entirety and replaced with the following:

Date Target Funds — Each Date Target Fund (see pages 4 to 29) invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles and money managers may reduce risk over the long term. Each Date Target Fund invests in the Institutional Class of the Select Funds, and certain of these Funds also invest in the Investor Class of the Flexible Income Fund and/or the Global Natural Resources Equity Fund.

II.     PRINCIPAL STRATEGY CHANGES TO CERTAIN OF THE

ASSET ALLOCATION FUNDS

Under the section disclosing “Principal Investment Strategies”, the second bullet point for both the Conservative Allocation Fund and Conservative Allocation Fund I, on pages 31 and 46, respectively, are deleted in their entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	20%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	5%	0-10%
Growth Equity	5%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	6%	2-15%
Emerging Markets Equity Fund	1%	0-10%

Real Assets Select Funds(1)(2)	18%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	2%	0-10%

(1)     These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)     The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

Under the section disclosing “Principal Investment Strategies”, the second bullet point for both the Balanced Allocation Fund and Balanced Allocation Fund I, on pages 35 and 50, respectively, are deleted in their entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	41%	25-55%
Money Market	2%	0-10%
Low-Duration Bond	11%	5-25%
Medium-Duration Bond	16%	5-30%
Extended-Duration Bond	4%	0-10%
Global Bond	8%	2-15%

U.S. Equity Select Funds(2)(3)	30%	15-45%
Defensive Market Strategies	8%	2-20%
Value Equity	10%	2-20%
Growth Equity	10%	2-20%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Funds(2)	14%	5-25%
International Equity	11%	5-25%
Emerging Markets Equity Fund	3%	0-10%

Real Assets Select Funds(1)(2)	15%	10-30%
Inflation Protected Bond	6%	2-15%
Flexible Income	3%	0-10%
Real Estate Securities	3%	0-10%
Global Natural Resources Equity	3%	0-10%

(1)     These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)     The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

Under the section disclosing “Principal Investment Strategies”, the second bullet point for both the Growth Allocation Fund and Growth Allocation Fund I, on pages 39 and 54, respectively, are deleted in their entirety and replaced with the following:

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	6%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	42%	25-55%
Value Equity	19%	10-30%
Growth Equity	19%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	26%	10-40%
International Equity	21%	10-30%
Emerging Markets Equity Fund	5%	2-15%

Real Assets Select Funds(2)	7%	2-15%
Real Estate Securities	4%	0-10%
Global Natural Resources Equity	3%	0-10%

(1)     These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

(2)     All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

III.     PORTFOLIO MANAGEMENT CHANGE FOR THE FLEXIBLE INCOME FUND

Under the section disclosing “Sub-Advisers and Portfolio Managers” for the Flexible Income Fund, on page 85, the disclosure for Shenkman Capital Management, Inc. is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc.
Mark R. Shenkman President and Chief Investment Officer	Since July 2013
David H. Lerner Senior Vice President and Portfolio Manager	Since September 2013
Jeffrey Gallo Senior Vice President, Credit Analyst and Portfolio Manager	Since October 2015

Under the heading “Sub-Advisers”, the following disclosure pertaining to Shenkman Capital Management, Inc. on page 152, is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc. (“Shenkman”) is located at 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is an independently owned, registered investment adviser founded in 1985. Since inception, the firm has been dedicated to providing investment management services to institutional and individual investors. Shenkman is a pioneer firm in the high yield market and seeks to be the world leading specialist in credit analysis of leveraged companies. As of September 30, 2015, the firm had assets under management of over $135.3 billion. Shenkman employs a team approach to portfolio management. Mark R. Shenkman is the President and Chief Investment Officer of the firm and has responsibility for setting strategy and direction with respect to the firm’s investment operations. The primary day-to-day management responsibilities for the Flexible Income Fund are shared by David H. Lerner, Senior Vice President and Portfolio Manager, and Jeffrey Gallo, Senior Vice President, Credit Analyst and Portfolio Manager. Mr. Shenkman founded the firm in 1985. Prior to joining Shenkman in 2013, Mr. Lerner was a Managing Director and Portfolio Manager with Credit Suisse, where he had served since 2000. Mr. Gallo has been a portfolio manager at Shenkman for more than five years.

IV.     SUB-ADVISER CHANGE FOR THE GROWTH EQUITY FUND

Marsico Capital Management, LLC (“Marsico”) has been terminated as sub-adviser to the Growth Equity Fund. All references herein to Marsico are deleted in their entirety.

V.     SUB-ADVISER CHANGES FOR THE

GLOBAL NATURAL RESOURCES EQUITY FUND

Van Eck Associates Corporation (“Van Eck”) has been terminated as sub-adviser to the Global Natural Resources Equity Fund. All references herein to Van Eck are deleted in their entirety.

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Global Natural Resources Equity Fund, on page 129, the following disclosure is added:

Northern Trust Investments, Inc.
Patrick Dwyer Vice President	Since December 2015
Michael O’Connor Vice President	Since December 2015

Under the heading “Sub-Advisers”, the following disclosure pertaining to Northern Trust Investments, Inc. on page 159, is added:

Northern Trust Investments, Inc. (“NTI”), 50 South LaSalle Street, Chicago, Illinois 60603: Founded in 1988, NTI, a subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of September 30, 2015, Northern Trust Corporation, through its subsidiaries had assets under custody of $6.0 trillion and assets under investment management of $887 billion. Patrick Dwyer, Vice President, and Michael O’Connor, Vice President, are responsible for the day-to-day management of the Global Natural Resources Equity Fund’s portfolio account. Messrs. Dwyer and O’Connor have served as portfolio managers for more than five years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

x

GUIDESTONE FUNDS

Supplement dated November 18, 2015

to

Statement of Additional Information (“SAI”) dated May 1, 2015, as amended June 1, 2015

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.     SUB-ADVISER CHANGE FOR THE GROWTH EQUITY FUND

Marsico Capital Management, LLC (“Marsico”) has been terminated as sub-adviser to the Growth Equity Fund. All references herein to Marsico are deleted in their entirety.

II.       SUB-ADVISER CHANGES FOR THE

GLOBAL NATURAL RESOURCES EQUITY FUND

Van Eck Associates Corporation (“Van Eck”) has been terminated as sub-adviser to the Global Natural Resources Equity Fund. All references herein to Van Eck are deleted in their entirety.

In the section entitled “Control Persons of Sub-Advisers” under the sub-heading for the Global Natural Resources Equity Fund, on page 60, the following paragraph is added:

Northern Trust Investments, Inc. (“NTI”), 50 South LaSalle Street, Chicago, Illinois 60603: NTI, a subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended and is a direct subsidiary of Northern Trust Corporation, a financial holding company which is regulated by the Board of Governors of the Federal Reserve System under the U.S. Bank Holding Company Act of 1956, as amended.

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The “Other Accounts Managed” chart, beginning on page 61, is amended to replace the information for Northern Trust Investments, Inc. and Shenkman Capital Management, Inc. Unless otherwise noted, this information is current as of September 30, 2015.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Northern Trust Investments, Inc.
Brent D. Reeder*	15	$22,921	56	$204,633	36	$21,787	N/A	N/A	N/A	N/A	N/A	N/A
Lucia A. Johnston*	3	$5,307	9	$3,928	8	$3,928	N/A	N/A	N/A	N/A	N/A	N/A
Patrick Dwyer	14	$5,209	58	$43,662	66	$16,964	N/A	N/A	N/A	N/A	N/A	N/A
Michael O’Connor	N/A	N/A	4	$5,649	14	$6,784	N/A	N/A	N/A	N/A	N/A	N/A
Shenkman Capital Management, Inc.
Mark R. Shenkman	8	$2,803	27	$8,718	201	$17,621	N/A	N/A	11	$3,631	3	$131
David H. Lerner	1	$281	10	$3,419	13	$2,478	N/A	N/A	8	$3,247	N/A	N/A
Jeffrey Gallo	1	$281	10	$3,419	13	$2,478	N/A	N/A	8	$3,247	N/A	N/A

* Mr. Reeder and Ms. Johnson are existing portfolio managers to other of the Trust’s Funds. Information is current as of December 31, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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